Taxation - Schedule of Provisions for Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions for Income Taxes [Abstract]
Current income tax expense	$ 383	$ 14,508
Deferred tax expense	187
Income tax provision	$ 570	$ 14,508